ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2020
Disclosure Accounts Payable and Accured Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Brookfield Renewable’s accounts payable and accrued liabilities as at December 31 are as follows:

(MILLIONS)	2020	2019
Operating accrued liabilities	$270	$309
Accounts payable	127	152
Interest payable on borrowings	106	105
LP unitholders’ distributions, preferred limited partnership unit distributions, preferred dividends and BEPC exchangeable shares dividends payable(1)	46	33
Current portion of lease liabilities	33	21
Other	43	67
	$625	$687
(1)Includes amounts payable only to external LP unitholders and BEPC exchangeable shareholders. Amounts payable to Brookfield are included in due to related parties.